Expense Example {- Fidelity® SAI U.S. Treasury Bond Index Fund} - 02.28 Fidelity SAI U.S. Treasury Bond Index Fund PRO-09 - Fidelity® SAI U.S. Treasury Bond Index Fund - Fidelity SAI U.S. Treasury Bond Index Fund-Default
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 3
3 years	13
5 years	26
10 years	$ 62